Schedule of Investments (unaudited) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.1%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,655	$1,690,036
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,040	1,085,176
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	1,300	1,227,286
Series A-1, 5.50%, 01/01/53	470	474,414
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	590	406,226
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	132,297

		5,015,435

Arizona — 5.0%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	330,489
Series A, 5.38%, 07/01/50	925	806,774
Series A, 5.50%, 07/01/52	855	722,463
Series G, 5.00%, 07/01/47	135	113,076
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,066,572
Industrial Development Authority of the County of Pima, Refunding RB(b) 4.00%, 06/15/51	955	646,241
5.00%, 07/01/56	230	177,387
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	935	719,513
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	329,697
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	702,583
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	510	455,897

		6,070,692

Arkansas(b) — 3.7%
Arkansas Development Finance Authority, RB
AMT, 6.88%, 07/01/48	500	485,604
AMT, 4.75%, 09/01/49	3,570	3,276,960
Series A, AMT, 4.50%, 09/01/49	825	725,302

		4,487,866

California — 9.3%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	120,427
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	181,047
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	68,359
Series A, 5.25%, 08/15/49	175	170,466
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	355	355,414
City of Los Angeles Department of Airports, ARB
AMT, 5.25%, 05/15/47	1,100	1,092,623
Series B, AMT, 5.00%, 05/15/46	2,700	2,571,662
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	460	266,375
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	725	431,754

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, 4.00%, 07/01/58	$200	$125,013
Mezzanine Lien, 4.00%, 03/01/57	330	213,598
Series B, Mezzanine Lien, 4.00%, 12/01/59	835	484,252
Series A, Senior Lien, 4.00%, 12/01/58	1,000	676,284
Series B, Sub Lien, 4.00%, 12/01/59	285	168,954
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	425	34,997
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(d)	830	295,681
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	540,132
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	794,127
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,265	820,410
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	1,829,806

		11,241,381

Colorado — 4.5%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	224,244
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	254,879
Series D, AMT, 5.75%, 11/15/45	790	822,870
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	145	144,652
5.50%, 11/01/47	90	90,112
5.25%, 11/01/52	220	209,454
Series A, 5.00%, 05/15/35	140	108,974
Series A, 5.00%, 05/15/44	180	118,665
Series A, 5.00%, 05/15/49	290	180,997
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	398,397
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,422,908
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.00%, 12/01/31	500	427,663
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	353,649
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	510	343,210
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	500	377,996

		5,478,670

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/45(b)	160	126,130

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(e)	448	417,517

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.2%
District of Columbia, TA, 5.13%, 06/01/41	$750	$750,178
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	681,751

		1,431,929

Florida — 13.4%
Avenir Community Development District, SAB, 5.63%, 05/01/54	225	202,964
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	100	99,929
4.00%, 11/15/29	100	91,007
4.00%, 11/15/33	625	538,168
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	136,365
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	191,906
Series A-2, 4.60%, 05/01/31	510	484,383
Capital Trust Agency, Inc., RB 5.00%, 01/01/55(b)	1,290	898,027
Series A, 5.75%, 06/01/54(b)	450	337,287
Series B, 0.00%, 01/01/60(c)	3,000	156,117
Capital Trust Agency, Inc., RB, CAB(b)(c) 0.00%, 07/01/61	16,370	863,447
Subordinate, 0.00%, 01/01/61	5,765	319,049
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/49(b)	120	101,494
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	970	1,021,804
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	1,923,749
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	334,123
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/47	745	165,174
Series A-2, 0.00%, 10/01/48	525	108,028
Series A-2, 0.00%, 10/01/49	435	93,793
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	2,325	1,799,105
Florida Development Finance Corp., RB(b) 5.25%, 06/01/55	525	380,838
5.00%, 06/15/56	550	384,620
6.50%, 06/30/57	250	215,489
Series B, 4.50%, 12/15/56	705	456,660
Series C, 5.75%, 12/15/56	250	182,689
Lakes of Sarasota Community Development District, SAB
Series A-1, 2.75%, 05/01/26	100	96,325
Series A-1, 3.90%, 05/01/41	285	220,469
Series B-1, 4.13%, 05/01/41	200	155,003
Series B-1, 4.30%, 05/01/51	100	71,371
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/26	75	73,851
5.13%, 05/01/46	315	274,429
6.30%, 05/01/54	117	114,371
Series 1B, 4.75%, 05/01/29	270	263,862
Series 1B, 5.30%, 05/01/39	310	288,719
Series 1B, 5.45%, 05/01/48	550	490,672
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	213,257

Security	Par (000)	Value

Florida (continued)
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	$535	$371,288
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	310	270,515
Tolomato Community Development District, SAB,
Series 2015-3, 6.61%, 05/01/40(f)(g)	340	3
Trout Creek Community Development District, SAB 5.00%, 05/01/28	160	158,598
5.50%, 05/01/49	570	514,648
Village Community Development District No. 14, SAB 5.38%, 05/01/42	410	404,467
5.50%, 05/01/53	305	291,171
West Villages Improvement District, SAB 4.75%, 05/01/39	220	193,587
5.00%, 05/01/50	450	375,545

		16,328,366

Georgia — 6.8%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	263,116
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	110	86,736
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	3,500	3,441,105
Series B, 5.00%, 12/01/52	1,230	1,213,560
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	1,605	1,564,218
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/59	1,640	1,291,802
Series A, 5.00%, 07/01/52	460	431,716

		8,292,253

Illinois — 10.3%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	775,064
Series D, 5.00%, 12/01/46	1,035	914,517
Series H, 5.00%, 12/01/36	935	881,742
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	415	416,975
Series C, 5.00%, 12/01/34	940	913,948
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	645	644,108
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	499,878
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	609,043
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	350	341,527
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	1,815	1,497,771
Series C, 5.00%, 02/15/41	1,500	1,460,181
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	865	900,246
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	416,955
Metropolitan Pier & Exposition Authority, RB 5.00%, 06/15/57	555	507,019
Series A, 5.50%, 06/15/53	200	198,204
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	410	317,362
Series B, 5.00%, 06/15/52	225	207,186

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, 5.00%, 05/01/27	$500	$501,553
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	475,593

		12,478,872

Indiana — 2.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	365,852
AMT, 7.00%, 01/01/44	885	886,917
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	810	669,951
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	543,162

		2,465,882

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	120	105,626

Kentucky — 1.8%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,690	1,603,694
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43	565	618,932

		2,222,626

Louisiana — 1.1%
Lafayette Parish School Board Sale Tax Revenue, RB 4.00%, 04/01/48	130	111,578
4.00%, 04/01/53	85	70,923
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	445	316,762
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	105	89,439
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	770	770,320

		1,359,022

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	380	228,138

Maryland — 1.6%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	104,432
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	380	356,637
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	1,480	1,464,752

		1,925,821

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB Series A, 6.50%, 11/15/23(b)(h)	1,000	1,000,900
Series A, 5.00%, 01/01/47	860	777,372
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	325	275,963
Series A, AMT, 4.50%, 12/01/47	1,075	926,009

		2,980,244

Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,616,433

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB 5.00%, 11/15/42	$165	$137,257
AMT, 5.00%, 12/31/43	500	464,893

		2,218,583

Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	627,431
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	510	528,559

		1,155,990

Missouri — 1.0%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	330	245,861
Series A, 4.75%, 11/15/47	365	244,857
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	850	784,919

		1,275,637

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB Series A, 4.13%, 08/15/40	260	199,339
Series A, 4.25%, 08/15/46	290	208,963
Series A, 4.50%, 08/15/55	600	424,419
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	130	86,451
Series B, AMT, 3.75%, 07/01/45	375	250,325

		1,169,497

New Jersey — 12.0%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	475	459,137
5.25%, 11/01/44	1,160	1,079,896
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(h)	70	74,468
5.00%, 06/15/43	125	123,191
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(h)	1,225	1,290,411
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	702,179
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,048,304
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	447,148
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.00%, 06/15/45	585	575,661
Series S, 5.25%, 06/15/43	2,535	2,560,126
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	1,300	1,305,041
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/35	730	744,731
Series A, 5.25%, 06/01/46	1,700	1,671,184
Sub-Series B, 5.00%, 06/01/46	2,635	2,446,903

		14,528,380

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 13.8%
City of New York, GO
Series A-1, 4.00%, 09/01/46	$390	$331,425
Series B, 5.25%, 10/01/39	245	256,735
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	788,158
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,125	1,125,436
Series B, 5.25%, 11/15/39	400	400,260
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	985	905,925
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	4,000	3,419,938
Series A-1, Subordinate, 4.00%, 08/01/48	555	469,376
New York Counties Tobacco Trust IV, Refunding RB Series A, 6.25%, 06/01/41(b)	900	899,972
Series A, 5.00%, 06/01/42	1,505	1,314,890
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	855,954
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,415	1,262,688
Class 2, 5.38%, 11/15/40(b)	395	365,093
Series A, 3.00%, 11/15/51	505	327,375
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	565	458,976
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/40	555	533,765
New York Transportation Development Corp., RB 5.63%, 04/01/40(i)	260	257,276
AMT, 5.00%, 10/01/35	560	534,410
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	713,093
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	340	268,052
5.00%, 07/01/56	380	268,240
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,200	1,064,559

		16,821,596

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	560	578,733

North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	499,181

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	2,360	1,929,776
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
Series A, 4.00%, 12/01/55	120	88,994
Series S, 4.50%, 12/01/55	95	69,806
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	645,761
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	300	239,132

Security	Par (000)	Value

Ohio (continued)
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	$180	$133,492
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	805	541,313
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,097,367

		4,745,641

Oklahoma — 4.1%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	2,205	2,139,466
Series B, 5.00%, 08/15/38	1,450	1,246,574
Series B, 5.50%, 08/15/52	765	658,918
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	129,255
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	827,984

		5,002,197

Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	625	277,671

Pennsylvania — 8.2%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	131,578
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB Series B, (AGM), 4.50%, 09/01/48	800	704,288
Series B, (AGM), 5.50%, 09/01/53	1,605	1,649,008
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,240	969,112
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	85,016
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	465	427,330
AMT, 5.75%, 06/30/48	335	342,637
AMT, 5.25%, 06/30/53	560	542,270
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	645,239
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	679,150
Pennsylvania Housing Finance Agency, RB, 5.38%, 10/01/46(i)	960	964,395
Pennsylvania Turnpike Commission, RB
Series A, 5.50%, 12/01/42	1,685	1,714,070
Series A, 5.00%, 12/01/44	520	515,245
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	355	345,332
School District of Philadelphia, GO, Series A, 5.50%, 09/01/48(i)	220	225,550

		9,940,220

Puerto Rico — 8.5%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	9,585	497,303
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	4,922	2,510,041
Series A-1, Restructured, 5.75%, 07/01/31	784	806,076
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	3,171	483,533

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(c)	$892	$570,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	62,171
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,289,799
Series A-1, Restructured, 5.00%, 07/01/58	2,376	2,059,121
Series A-2, Restructured, 4.78%, 07/01/58	1,038	869,075
Series A-2, Restructured, 4.33%, 07/01/40	851	734,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,914	473,119

		10,355,402

Rhode Island — 2.2%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,450	1,973,957
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	395	335,141
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	399,520

		2,708,618

South Carolina — 4.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,130	1,125,836
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	225	186,666
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,072,439
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	1,802,194
Series E, 5.00%, 12/01/48	420	398,580
Series E, 5.50%, 12/01/53	750	733,300

		5,319,015

Tennessee — 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB,
Series A, 4.00%, 10/01/49	290	214,976
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	450	148,475
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	599,152
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	230	236,632
Series B, AMT, 5.50%, 07/01/36	190	197,981
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	752,425

		2,149,641

Texas — 13.1%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	211,152
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(b)	230	201,231
7.88%, 11/01/62(b)	195	183,588
Series A, 5.75%, 08/15/62	500	398,239
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	180	144,481

Security	Par (000)	Value

Texas (continued)
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	$325	$268,491
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	125	120,696
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	340	332,575
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	776,183
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	500	413,368
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	810	702,127
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	160	137,501
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/34(c)	3,000	1,621,450
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	5,200	2,722,049
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	404,520
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	490,811
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	130,724
Series A, 5.75%, 08/15/45	275	255,523
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	749,368
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(b)	710	477,606
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	425	322,168
Series A, AMT, 4.00%, 01/01/50	815	522,819
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	66,100
Series A, 5.00%, 10/01/51	115	81,384
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	295,648
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,259,877
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, Senior Lien, 5.00%, 12/31/55	1,025	945,491
AMT, Senior Lien, 5.50%, 12/31/58	800	803,706
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	2,205	662,203
Texas Water Development Board, RB, 4.45%, 10/15/36	170	169,683

		15,870,762

Utah — 0.6%
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	750	617,022
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	168,983

		786,005

Vermont — 0.3%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	355	305,131

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 2.2%
Ballston Quarter Community Development Authority, TA(f)(g)
Series A, 5.00%, 03/01/26	$180	$172,276
Series A, 5.13%, 03/01/31	490	396,601
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	201,652
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	200,780
Series A, 5.00%, 01/01/49	455	336,093
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	882,884
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	476,965

		2,667,251

Washington — 0.8%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	332,671
Washington Health Care Facilities Authority, Refunding RB, Series A, Refunding RB, 5.00%, 08/01/44	485	459,221
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	125	115,656
Series A, 5.00%, 07/01/48	115	103,057

		1,010,605

West Virginia — 1.3%
Morgantown Utility Board, Inc. RB, 4.00%, 12/01/48	1,895	1,523,393

Wisconsin — 5.6%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	474,718
Public Finance Authority, RB
5.00%, 06/15/41(b)	165	144,512
7.75%, 07/01/43(b)	1,190	1,115,012
5.00%, 06/15/55(b)	440	357,678
5.00%, 01/01/56(b)	710	531,140
Class A, 5.00%, 06/15/56(b)	230	160,678
Series A, 6.25%, 10/01/31(b)	290	208,800
Series A, 7.00%, 10/01/47(b)	290	208,800
Series A, 5.00%, 10/15/50(b)	530	396,656
Series A, 4.75%, 06/15/56(b)	730	463,677
Series A-1, 4.50%, 01/01/35(b)	595	498,968
Series A-1, 5.50%, 12/01/48(b)(f)(g)	10	2,109
Series B, 0.00%, 01/01/35(b)(c)	1,005	442,192
Series B, 0.00%, 01/01/60(b)(c)	16,025	833,716
AMT, 4.00%, 09/30/51	475	344,438
AMT, 4.00%, 03/31/56	455	319,385
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,620	285,729

		6,788,208

Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	400,657

Total Municipal Bonds — 157.0% (Cost: $212,851,696)		190,754,484

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Alabama — 1.3%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	1,604	1,606,144

Security	Par (000)	Value

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	$1,810	$1,461,522

Nebraska — 3.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,771	4,704,047

New York — 2.7%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,181	1,926,316
Port Authority of New York & New Jersey, RB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,323,220

		3,249,536

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.1% (Cost: $12,304,012)		11,021,249

Total Long-Term Investments — 166.1% (Cost: $225,155,708)		201,775,733

	Shares

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(k)(l)	452,725	452,725

Total Short-Term Securities — 0.4% (Cost: $452,635)		452,725

Total Investments — 166.5% (Cost: $225,608,343)		202,228,458

Other Assets Less Liabilities — 1.0%		1,282,849

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%		(6,353,606)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.3)%		(75,672,192)

Net Assets Applicable to Common Shares — 100.0%		$121,485,509

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$12,588,591	$—	$(12,135,848	)(a)	$1,610	$(1,628)	$452,725	452,725	$61,769	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$190,336,967	$417,517	$190,754,484
Municipal Bonds Transferred to Tender Option Bond Trusts	—	11,021,249	—	11,021,249
Short-Term Securities
Money Market Funds	452,725	—	—	452,725

	$452,725	$201,358,216	$417,517	$202,228,458

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(6,309,680)	$—	$(6,309,680)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(82,309,680)	$—	$(82,309,680)

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Long-Term Municipal Advantage Trust (BTA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8